Identification and activities of the Company and Subsidiaries - Employees (Details) - employee	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	8,344	7,682
In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	7,258	7,034
Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	1,086	648
Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	192	170
Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	3,390	2,853
Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	4,762	4,659
SQM S.A.
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	647	587
SQM S.A. | In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	647	587
SQM S.A. | Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	0	0
SQM S.A. | Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	25	33
SQM S.A. | Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	211	190
SQM S.A. | Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	411	364
Other Subsidiaries
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	7,697	7,095
Other Subsidiaries | In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	6,611	6,447
Other Subsidiaries | Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	1,086	648
Other Subsidiaries | Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	167	137
Other Subsidiaries | Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	3,179	2,663
Other Subsidiaries | Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	4,351	4,295